Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Schedule of Share-Based Payment Arrangement By Share-Based Payment Award, Performance Criteria
The table below shows the performance criteria and the corresponding weight for the 2020 LTI performance plans.

LTI performance plan criteria	Market / Non-Market element	Weight
Total Shareholder Return	Market	30%
ROAIC	Non-Market	40%
Technology Leadership Index	Non-Market	20%
Sustainability	Non-Market	10%
Total		100%

Schedule of Assumptions Used for Calculation of the Fair Value of Shares
The assumptions for the calculation of the fair value of shares for share based compensation plans, which include a market based performance element, are set out in the following table:

Year ended December 31	2018	2019	2020
Share price in € at grant date	166.9	199.5	270.7
Expected volatility ASML	26.1%	29.8%	28.9%
Expected volatility PHLX index	21.3%	24.8%	24.7%
Vesting period	2.9 years	2.5 years	2.9 years
Dividend yield	0.8%	1.1%	0.9%
Risk free interest rate (Eurozone)	(0.4)%	(0.8)%	(0.6)%
Risk free interest rate (US)	2.2%	1.8%	1.5%

Schedule of Expenses for Share Plans
Expenses for share based compensation plans were as follows:

Year ended December 31 (€, in millions)	2018	2019	2020
Total compensation expenses incurred for share based remuneration (including share-based compensation to the BoM)	46.3	74.6	53.9
The income tax benefit (excluding excess income tax benefits) recognized related to the recognized share-based compensation costs in the US	5.6	5.9	6.6
Total compensation expenses to be incurred for share based remuneration (including share-based compensation to the BoM) in future periods	94.2	95.8	85.9
Weighted average period in which compensation expenses (including share-based compensation to the BoM) are expected to be recognized	1.7 years	1.6 years	1.6 years

Schedule of Shares Activity During Period
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2018	2019	2020	2018	2019	2020
Total fair value at vesting date of shares vested during the year (in millions)	46.4	58.7	124.9	61.6	54.9	133.9
Weighted average fair value of shares granted	161.63	190.33	297.05	187.98	206.90	302.75
A summary of the status of conditionally outstanding shares as of December 31, 2020, and changes during the year ended December 31, 2020, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date	Number of shares	Weighted average fair value at grant date
Conditional shares outstanding at January 1, 2020	682,029	157.48	578,499	179.22
Granted	210,029	297.05	181,221	302.75
Vested	(314,221)	173.80	(274,637)	186.08
Forfeited	(22,743)	147.94	(40,329)	179.82
Conditional shares outstanding at December 31, 2020	555,094	201.44	444,754	225.26
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2018	2019	2020	2018	2019	2020
Weighted average share price at the exercise date of stock options	169.68	201.52	302.20	201.01	225.70	355.44
Aggregate intrinsic value of stock options exercised (in millions)	13.6	4.3	4.8	7.6	2.3	3.7
Weighted average remaining contractual term of currently exercisable options (in years)	4.76	4.16	3.55	5.20	4.40	3.66
Aggregate intrinsic value of exercisable stock options (in millions)	8.9	17.7	22.4	5.2	11.8	16.9
Aggregate intrinsic value of outstanding stock options (in millions)	9.0	17.7	22.4	5.2	11.8	16.9

Schedule of Number and Weighted Average Exercise Prices of Stock Options Activity

The number and weighted average exercise prices of stock options as of December 31, 2020, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)
Outstanding, January 1, 2020	88,740	64.80	55,549	83.71
Granted	—	—	—	—
Exercised	(19,071)	48.35	(13,165)	74.05
Forfeited	(200)	26.07	—	—
Expired	(929)	23.37	(129)	32.74
Outstanding, December 31, 2020	68,540	70.02	42,255	86.87
Exercisable, December 31, 2020	68,540	70.02	42,255	86.87

Schedule of Range of Exercise Prices, Number of Outstanding Options, and Weighted Average Remaining Contractual Life of Oustanding Options

Details with respect to the stock options outstanding as of December 31, 2020 are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (€)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)	Range of exercise prices (USD)	Number of outstanding options	Weighted average remaining contractual life of outstanding (years)
25 - 40	5,611	0.73	25 - 40	2,136	0.42
40 - 50	6,857	1.80	40 - 50	562	0.84
50 - 60	6,082	2.97	50 - 60	2,698	1.67
60 - 70	13,483	2.93	60 - 70	423	2.06
70 - 80	11,951	4.37	70 - 80	856	2.30
80 - 90	12,035	4.85	80 - 90	9,690	3.87
90 - 100	12,521	4.68	90 - 100	18,228	3.97
100 - 110	—	—	100 - 110	7,662	4.72
Total	68,540	3.55	Total	42,255	3.66